Note Payable (Details Narrative) - USD ($)					1 Months Ended				10 Months Ended	12 Months Ended
	Feb. 12, 2020	Jul. 09, 2019	Jul. 09, 2019	Jan. 09, 2014	Sep. 24, 2020	Sep. 22, 2020	Feb. 20, 2020	May 25, 2019	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Nov. 30, 2020	Aug. 23, 2019	Aug. 30, 2018	May 08, 2018
Principal amount					$ 78,000	$ 78,000
Interest rate					10.00%	8.00%			10.00%
Maturity date					Jun. 24, 2021	Sep. 22, 2021
Accrued interest payable										$ 33,301	$ 0			$ 95,967
Note payable																$ 35,554	$ 13,000
Convertible to common per share									$ 0.0001
Issuance promissory note										0	42,504
Split Tee
Interest rate		10.00%
Note payable		$ 20,000	$ 20,000												$ 20,000
Consulting fee		$ 5,000	$ 5,000
Lelantos
Business acquisition, shares issued							400,000
Issuance promissory note							$ 500,000
Shareholder
Interest rate				10.00%
Accrued interest payable									$ 28,306			$ 28,306
Note payable				$ 70,000					$ 70,000			70,000
Interest expense												$ 6,999	$ 6,999
Cancellation of Debt income											$ 168,048
Edward Manolos
Interest rate								5.00%
Note payable								$ 1,666,667
Dan Nguyen
Interest rate								5.00%
Note payable								$ 1,666,667
Sellers Acquisition Promissory Notes
Principal amount	$ 500,000
Interest rate	8.00%
Maturity date	May 31, 2020
Carrying value										500,000
Gain for debt forgiveness										50,747
Accrued interest payable										19,824
Compensation Promissory Note | Consulting Agreement | Consultant
Principal amount	$ 100,000
Interest rate	8.00%
Maturity date	Aug. 04, 2020
Carrying value										100,000				100,000
Accrued interest payable										$ 4,405				$ 6,400